Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
10.	Related party transactions

The table below sets forth the major related party and the relationship with the Group as of December 31, 2017:

Company Name	Relationship with the Group
Quan Venture Fund I, L.P.	Significantly influenced by Samantha Du, founder, chairman and CEO of the Company

Qiagen (Suzhou) Translational Medicine Co., Ltd.	Significant influence held by Samantha Du’s immediate family

The Group paid expenditures to its related party:

Research and development expenditures	Year ended December 31,
	2015	2016	2017
	$	$	$
Qiagen (Suzhou) Translational Medicine Co. Ltd.	96,656	—	—

On April 30, 2017, the Group disposed its investment in a cost method investee to Quan Venture Fund I, L.P. for a cash consideration of $500,000 and no gain/loss was recognized upon disposal.